Note 20 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options exercised (in shares)	493,145	581,800
Aggregate fair value	$ 44,518	$ 45,089
Share-Based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	493,145	581,800
Aggregate fair value	$ 70,287	$ 77,847
Intrinsic value	25,769	32,758
Amount of cash received	44,518	45,089
Tax benefit recognized	$ 670	$ 1,051